Financial Instruments And Financial Risk Management - Additional Information (Detail) € in Thousands, $ in Millions			12 Months Ended
	Apr. 25, 2023 EUR (€)	Apr. 01, 2023	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 25, 2023 USD ($)
Financial Instruments and Financial Risk Management [Line Items]
Fair value of the prepayment option of the loan			€ 172	€ 0
Proceeds from issuing shares			11,201	66,542	€ 65,143
Liabilities			€ 52,528	€ 23,115
Term loan [Member] | Non adjusting events after reporting period | Mynaric USA [Member]
Financial Instruments and Financial Risk Management [Line Items]
Borrowings | $						$ 75.0
Borrowings, maturity		five-year
Proceeds from issuing shares	€ 12,400
Capital Risk [member]
Financial Instruments and Financial Risk Management [Line Items]
Equity ratio			34.60%	78.60%	81.70%
Interest rate risk [member] | Loan Embedded Derivative [Member]
Financial Instruments and Financial Risk Management [Line Items]
Liabilities			€ 172	€ 0	€ 0